John Hancock
Multi-Asset Absolute Return Fund
Quarterly portfolio holdings 10/31/2022

Fund’s investments
As of 10-31-22 (unaudited)
	Shares	Value
Common stocks 82.2%		$457,515,520
(Cost $428,480,711)
Brazil 0.1%		394,398
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	30,855	356,684
CPFL Energia SA	5,500	37,714
Canada 0.8%		4,688,794
Agnico Eagle Mines, Ltd.	886	38,949
B2Gold Corp.	7,600	23,332
Barrick Gold Corp.	6,956	104,549
Kinross Gold Corp.	7,706	27,973
Royal Bank of Canada	18,400	1,702,441
The Bank of Nova Scotia	55,800	2,697,126
Wheaton Precious Metals Corp.	1,903	62,209
Yamana Gold, Inc.	7,355	32,215
China 1.8%		9,965,357
Alibaba Group Holding, Ltd., ADR (A)	16,625	1,057,018
Baidu, Inc., ADR (A)	4,720	361,410
Chengdu Xingrong Environment Company, Ltd., Class A	481,196	318,183
China Construction Bank Corp., H Shares	1,800,000	955,239
China Longyuan Power Group Corp., Ltd., H Shares	978,000	1,117,531
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	80,779	604,184
CRRC Corp., Ltd., H Shares	414,000	125,526
Henan Shuanghui Investment & Development Company, Ltd., Class A	115,898	362,003
Industrial & Commercial Bank of China, Ltd., H Shares	2,139,000	928,680
Ming Yang Smart Energy Group, Ltd., Class A	229,725	786,293
Ming Yang Smart Energy Group, Ltd., GDR (A)	7,951	144,402
Ping An Insurance Group Company of China, Ltd., H Shares	272,000	1,088,922
Sinopharm Group Company, Ltd., H Shares	449,600	852,942
Tencent Holdings, Ltd.	7,500	197,076
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Titan Wind Energy Suzhou Company, Ltd., Class A	403,497	650,439
Zhejiang Chint Electrics Company, Ltd., Class A	119,098	415,509
Denmark 2.7%		15,045,362
Novo Nordisk A/S, B Shares	138,372	15,045,362
France 2.5%		13,843,723
Air Liquide SA	14,559	1,904,517
Sanofi	66,285	5,704,344
Vinci SA	67,743	6,234,862
Germany 3.4%		19,075,313
adidas AG	13,982	1,364,854
Allianz SE	30,478	5,483,128
Deutsche Post AG	118,994	4,206,416
Muenchener Rueckversicherungs-Gesellschaft AG	19,133	5,050,652
SAP SE	13,824	1,330,599
Siemens AG	15,014	1,639,664
Hong Kong 0.4%		2,181,420
China Everbright Environment Group, Ltd.	491,000	163,331
China Gas Holdings, Ltd.	219,800	195,068
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Overseas Land & Investment, Ltd.	156,500	299,059
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
China Resources Land, Ltd.	162,000	$506,863
China Traditional Chinese Medicine Holdings Company, Ltd.	502,000	216,988
Techtronic Industries Company, Ltd.	84,500	800,111
India 0.3%		1,723,713
Axis Bank, Ltd., GDR	5,965	321,810
Infosys, Ltd., ADR	74,848	1,401,903
Indonesia 0.3%		1,775,231
Telkom Indonesia Persero Tbk PT	6,320,900	1,775,231
Ireland 2.8%		15,505,305
Accenture PLC, Class A	27,372	7,770,911
Medtronic PLC	88,555	7,734,394
Israel 0.8%		4,173,612
Check Point Software Technologies, Ltd. (A)	32,296	4,173,612
Japan 2.1%		11,486,609
Hoya Corp.	23,300	2,166,000
KDDI Corp.	119,500	3,532,058
Nippon Telegraph & Telephone Corp.	152,600	4,208,816
Shin-Etsu Chemical Company, Ltd.	15,200	1,579,735
Mexico 0.2%		1,162,723
Fomento Economico Mexicano SAB de CV	86,500	620,558
Grupo Financiero Banorte SAB de CV, Series O	66,600	542,165
Netherlands 0.1%		684,992
Prosus NV (A)	15,841	684,992
Philippines 0.0%		81,357
PLDT, Inc.	2,885	81,357
South Africa 0.3%		1,679,536
Absa Group, Ltd.	36,700	398,534
Naspers, Ltd., N Shares	5,412	557,879
Sanlam, Ltd.	111,265	324,331
Standard Bank Group, Ltd.	42,719	398,792
South Korea 1.3%		7,047,653
BNK Financial Group, Inc.	11,969	53,787
Hyundai Glovis Company, Ltd.	6,039	736,077
Hyundai Mobis Company, Ltd.	3,754	575,786
LG Corp.	3,261	181,028
Samsung Electronics Company, Ltd.	47,072	1,959,130
Samsung Fire & Marine Insurance Company, Ltd.	9,247	1,296,887
SK Square Company, Ltd. (A)	27,024	698,733
SK Telecom Company, Ltd.	39,484	1,387,535
SK Telecom Company, Ltd., ADR	8,113	158,690
Spain 0.5%		2,824,842
Iberdrola SA	277,782	2,824,842
Switzerland 1.5%		8,234,540
Chubb, Ltd.	8,230	1,768,545
Nestle SA	27,430	2,985,997
Roche Holding AG	9,429	3,128,525
Sonova Holding AG	1,487	351,473
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

	Shares	Value
Taiwan 0.4%		$2,452,531
Taiwan Semiconductor Manufacturing Company, Ltd.	204,000	2,452,531
Thailand 0.1%		550,841
Advanced Info Service PCL	20,200	101,505
Bangkok Bank PCL	51,700	197,980
Thai Union Group PCL	531,100	251,356
Turkey 0.0%		188,918
BIM Birlesik Magazalar AS	26,239	188,918
United Kingdom 1.3%		7,162,183
Reckitt Benckiser Group PLC	24,365	1,616,962
Rightmove PLC	131,135	738,448
Unilever PLC	31,567	1,434,860
Unilever PLC (Euronext Amsterdam Exchange)	73,877	3,371,913
United States 58.5%		325,586,567
Advanced Micro Devices, Inc. (A)	86,444	5,191,827
Air Products & Chemicals, Inc.	10,887	2,726,105
Akamai Technologies, Inc. (A)	65,703	5,803,546
Alphabet, Inc., Class A (A)	215,086	20,327,774
Amgen, Inc.	7,451	2,014,378
Automatic Data Processing, Inc.	37,825	9,142,303
AutoZone, Inc. (A)	2,454	6,215,688
Baxter International, Inc.	47,681	2,591,462
Bristol-Myers Squibb Company	127,153	9,850,543
Cadence Design Systems, Inc. (A)	33,772	5,112,743
Cigna Corp.	31,160	10,066,550
Cisco Systems, Inc.	190,938	8,674,313
Cognizant Technology Solutions Corp., Class A	46,367	2,886,346
Colgate-Palmolive Company	36,478	2,693,536
Comcast Corp., Class A	217,364	6,899,133
Constellation Brands, Inc., Class A	161	39,780
Costco Wholesale Corp.	201	100,802
CVS Health Corp.	101,728	9,633,642
eBay, Inc.	209,515	8,347,078
Edison International	5,038	302,482
Elevance Health, Inc.	17,722	9,689,858
Expeditors International of Washington, Inc.	41,034	4,015,177
F5, Inc. (A)	10,785	1,541,284
Fiserv, Inc. (A)	79,768	8,195,364
General Mills, Inc.	1,107	90,309
Global Payments, Inc.	25,648	2,930,540
Intuit, Inc.	1,340	572,850
Johnson & Johnson	93,991	16,351,614
Laboratory Corp. of America Holdings	9,143	2,028,466
Marsh & McLennan Companies, Inc.	18,722	3,023,416
Mastercard, Inc., Class A	23,980	7,869,756
McDonald’s Corp.	17,203	4,690,570
Merck & Company, Inc.	37,539	3,798,947
Meta Platforms, Inc., Class A (A)	26,433	2,462,498
Microsoft Corp.	77,764	18,051,357
Mondelez International, Inc., Class A	144,873	8,906,792
Monster Beverage Corp. (A)	84,226	7,893,661
Newmont Corp.	3,128	132,377
NIKE, Inc., Class B	61,285	5,679,894
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Oracle Corp.	79,587	$6,213,357
Paychex, Inc.	14,246	1,685,444
PepsiCo, Inc.	37,451	6,800,353
Pfizer, Inc.	107,967	5,025,864
Public Service Enterprise Group, Inc.	37,785	2,118,605
Ross Stores, Inc.	34,358	3,287,717
SSR Mining, Inc.	1,591	21,956
Starbucks Corp.	69,509	6,018,784
State Street Corp.	20,372	1,507,528
Stryker Corp.	10,811	2,478,314
Texas Roadhouse, Inc.	60,497	5,986,178
The Coca-Cola Company	250,505	14,992,724
The Estee Lauder Companies, Inc., Class A	7,218	1,447,137
The Hershey Company	10,748	2,566,300
The Procter & Gamble Company	30,536	4,112,283
The TJX Companies, Inc.	62,051	4,473,877
The Toro Company	51,582	5,438,290
UnitedHealth Group, Inc.	4,677	2,596,437
Verizon Communications, Inc.	106,322	3,973,253
Visa, Inc., Class A	58,148	12,045,940
VMware, Inc., Class A	14,842	1,670,170
W.W. Grainger, Inc.	4,089	2,389,407
Walgreens Boots Alliance, Inc.	690	25,185
Walmart, Inc.	570	81,128

Waste Management, Inc.	13,169	2,085,575
Preferred securities 0.1%		$441,764
(Cost $434,600)
Brazil 0.1%		441,764
Banco Bradesco SA	114,901	441,764

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 2.5%					$13,749,128
(Cost $14,543,863)
U.S. Government 2.5%					13,749,128
U.S. Treasury
Note	0.625	05-15-30		1,258,400	977,816
Note	0.625	08-15-30		1,094,500	845,416
Note (D)	0.875	11-15-30		1,149,300	903,817
Note	1.250	08-15-31		1,045,700	831,127
Note	1.625	05-15-31		1,254,200	1,036,479
Note	1.750	11-15-29		813,400	698,412
Note (D)	1.875	02-15-32		2,043,800	1,699,547
Note (D)	2.375	05-15-29		2,014,400	1,803,203
Note	2.625	02-15-29		299,600	272,870
Note (D)	2.750	02-15-28		1,699,800	1,577,560
Note	2.875	05-15-28		592,200	551,232
Note	2.875	05-15-32		1,398,700	1,267,353

Note (D)	3.125	11-15-28		1,366,500	1,284,296
Corporate bonds 6.6%					$37,117,869
(Cost $50,288,506)
Australia 0.0%					286,035
Westpac Banking Corp.	0.500	05-17-24	EUR	300,000	286,035
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

	Rate (%)	Maturity date		Par value^	Value
Austria 0.1%					$424,860
Erste Group Bank AG	0.010	09-11-29	EUR	200,000	160,593
Erste Group Bank AG	0.750	01-17-28	EUR	300,000	264,267
Belgium 0.0%					88,627
Belfius Bank SA	1.000	06-12-28	EUR	100,000	88,627
Canada 0.1%					508,867
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	600,000	508,867
Denmark 5.0%					27,714,378
Nykredit Realkredit A/S	1.000	01-01-24	DKK	10,000,000	1,302,116
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	491,086
Nykredit Realkredit A/S	1.000	10-01-50	DKK	27,214,026	2,623,228
Nykredit Realkredit A/S	1.000	10-01-53	DKK	57,355,641	5,462,043
Nykredit Realkredit A/S	1.500	10-01-53	DKK	28,492,767	2,874,123
Nykredit Realkredit A/S	2.000	10-01-50	DKK	2,941,273	312,308
Nykredit Realkredit A/S	2.500	10-01-47	DKK	2,447,497	289,114
Nykredit Realkredit A/S	2.500	10-01-53	DKK	5,037,134	566,271
Nykredit Realkredit A/S	3.000	10-01-47	DKK	1,862,154	231,401
Nykredit Realkredit A/S	4.000	10-01-53	DKK	14,358,421	1,801,878
Nykredit Realkredit A/S	5.000	10-01-53	DKK	2,500,000	325,511
Realkredit Danmark A/S	1.000	04-01-24	DKK	18,000,000	2,334,145
Realkredit Danmark A/S	1.000	04-01-26	DKK	7,000,000	862,691
Realkredit Danmark A/S	1.000	10-01-50	DKK	2,799,480	264,740
Realkredit Danmark A/S	1.500	10-01-53	DKK	78,048,693	7,973,723
France 0.8%					4,436,900
AXA Bank Europe SCF	0.750	03-06-29	EUR	400,000	342,950
AXA Bank Europe SCF	1.375	04-18-33	EUR	1,000,000	827,973
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	719,881
BPCE SFH SA	0.010	01-21-27	EUR	1,200,000	1,048,444
BPCE SFH SA	0.625	05-29-31	EUR	1,500,000	1,204,415
Cie de Financement Foncier SA	2.000	05-07-24	EUR	300,000	293,237
Japan 0.0%					241,785
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	300,000	241,785
Netherlands 0.1%					709,404
Cooperatieve Rabobank UA	0.875	02-08-28	EUR	200,000	177,670
de Volksbank NV	0.500	01-30-26	EUR	100,000	91,460
The Netherlands Nationale-Nederlanden Bank NV	1.000	09-25-28	EUR	500,000	440,274
Norway 0.2%					941,581
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	1,000,000	941,581
Slovakia 0.1%					352,481
Prima Banka Slovensko AS	0.010	10-01-26	EUR	200,000	174,664
Slovenska Sporitelna AS	0.125	06-12-26	EUR	200,000	177,817
United Kingdom 0.2%					1,412,951
ASB Finance, Ltd.	0.250	05-21-31	EUR	200,000	153,324
Lloyds Bank PLC	0.125	06-18-26	EUR	400,000	356,069
Santander UK PLC	0.050	01-12-27	EUR	500,000	435,469
Santander UK PLC	0.500	01-10-25	EUR	500,000	468,089

6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Rights 0.0%		$0
(Cost $0)
Thai Union Group PCL (Expiration Date: 1-31-23) (A)(C)(E)	13,339	0

Total investments (Cost $493,747,680) 91.4%	$508,824,281
Other assets and liabilities, net 8.6%	47,894,187
Total net assets 100.0%	$556,718,468

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(E)	Strike price and/or expiration date not available.
The fund had the following portfolio composition as a percentage of net assets on 10-31-22:
Common stocks	82.2%
Information technology	20.9%
Health care	20.2%
Consumer staples	10.9%
Consumer discretionary	8.7%
Communication services	8.2%
Industrials	5.3%
Financials	5.2%
Utilities	1.4%
Materials	1.2%
Real estate	0.2%
Preferred securities	0.1%
Corporate bonds	6.6%
U.S. Government and Agency obligations	2.5%
Other assets and liabilities, net	8.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	349	Long	Dec 2022	$40,130,496	$38,629,938	$(1,500,558)
2-Year U.S. Treasury Note Futures	323	Long	Jan 2023	67,448,669	66,035,836	(1,412,833)
5-Year U.S. Treasury Note Futures	1,689	Long	Jan 2023	187,085,930	180,155,602	(6,930,328)
CBOE Volatility Index Futures	10	Long	Nov 2022	318,694	258,753	(59,941)
ASX SPI 200 Index Futures	69	Short	Dec 2022	(7,590,417)	(7,572,632)	17,785
Canadian 10-Year Bond Futures	75	Short	Dec 2022	(6,848,552)	(6,767,534)	81,018
Euro STOXX 50 Index Futures	557	Short	Dec 2022	(19,657,785)	(19,909,961)	(252,176)
Euro-Bund Futures	252	Short	Dec 2022	(36,027,696)	(34,479,439)	1,548,257
FTSE 100 Index Futures	128	Short	Dec 2022	(10,835,180)	(10,444,156)	391,024
Mini MSCI Emerging Markets Index Futures	381	Short	Dec 2022	(18,382,605)	(16,270,605)	2,112,000
NASDAQ 100 E-Mini Index Futures	4	Short	Dec 2022	(954,300)	(915,780)	38,520
Nikkei 225 Mini Index Futures	585	Short	Dec 2022	(10,685,630)	(10,838,798)	(153,168)
S&P 500 E-Mini Index Futures	652	Short	Dec 2022	(130,312,031)	(126,585,800)	3,726,231
						$(2,394,169)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,885,225	EUR	1,848,000	GSI	11/14/2022	$18,328	—
AUD	1,793,256	GBP	1,020,000	GSI	11/14/2022	—	$(22,669)
AUD	1,694,000	JPY	162,589,018	BOA	11/14/2022	—	(10,963)
AUD	579,000	JPY	54,833,552	GSI	11/14/2022	1,226	—
AUD	157,000	NOK	1,094,180	GSI	11/14/2022	—	(4,829)
AUD	761,000	NZD	843,061	GSI	11/14/2022	—	(3,312)
AUD	2,810,154	USD	1,861,308	BOA	11/14/2022	—	(63,175)
AUD	200,869	USD	125,556	BARC	11/14/2022	2,974	—
AUD	519,724	USD	329,541	BNP	11/14/2022	3,015	—
AUD	475,389	USD	309,582	GSI	11/14/2022	—	(5,395)
CAD	843,942	AUD	928,000	BNP	11/14/2022	25,717	—
CAD	2,913,481	EUR	2,168,000	BOA	11/14/2022	—	(5,640)
CAD	1,394,000	SEK	11,438,433	BARC	11/14/2022	—	(13,482)
CAD	974,700	USD	722,995	BOA	11/14/2022	—	(7,493)
CAD	233,870	USD	170,000	BARC	11/14/2022	1,678	—
CAD	1,760,063	USD	1,357,651	BNP	11/14/2022	—	(65,635)
CAD	476,000	USD	351,584	GSI	11/14/2022	—	(2,165)
CHF	126,043	NZD	214,000	BOA	11/14/2022	1,592	—
CHF	1,092,220	NZD	1,913,000	GSI	11/14/2022	—	(20,277)
CHF	86,000	SEK	991,888	BOA	11/14/2022	—	(3,909)
CHF	7,521,585	USD	7,954,511	BOA	11/14/2022	—	(433,328)
CHF	9,000	USD	9,167	BARC	11/14/2022	—	(167)
CHF	104,772	USD	104,874	BNP	11/14/2022	—	(108)
CHF	189,605	USD	196,250	GSI	11/14/2022	—	(6,655)
DKK	27,344,135	USD	3,632,179	BOA	11/14/2022	458	—
DKK	12,415,182	USD	1,644,170	BARC	11/14/2022	5,173	—
DKK	6,066,919	USD	821,157	BNP	11/14/2022	—	(15,174)
DKK	12,514,000	USD	1,697,224	GSI	11/14/2022	—	(34,754)
EUR	472,000	CAD	626,226	BOA	11/14/2022	7,155	—
EUR	538,000	CAD	712,680	BNP	11/14/2022	8,972	—
EUR	1,108,000	JPY	161,164,585	BOA	11/14/2022	10,603	—
EUR	971,000	NZD	1,565,486	BOA	11/14/2022	50,054	—
EUR	108,000	NZD	174,638	BNP	11/14/2022	5,267	—
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	990,000	SEK	10,818,700	BOA	11/14/2022	—	$(1,408)
EUR	13,793,578	USD	13,679,237	BOA	11/14/2022	—	(36,127)
EUR	429,226	USD	435,609	BARC	11/14/2022	—	(11,065)
EUR	50,669,999	USD	52,265,205	BNP	11/14/2022	—	(2,147,945)
EUR	5,777,908	USD	5,788,555	GSI	11/14/2022	—	(73,676)
GBP	545,433	EUR	612,000	BARC	11/14/2022	$20,383	—
GBP	26,000	NOK	303,200	BARC	11/14/2022	651	—
GBP	840,000	NZD	1,587,783	BOA	11/14/2022	40,308	—
GBP	1,005,271	USD	1,160,252	BOA	11/14/2022	—	(7,029)
GBP	6,080,359	USD	7,008,125	BARC	11/14/2022	—	(32,883)
GBP	735,753	USD	850,648	BNP	11/14/2022	—	(6,609)
GBP	392,796	USD	450,240	GSI	11/14/2022	366	—
HKD	700,000	USD	89,281	BOA	11/14/2022	—	(84)
HKD	1,897,202	USD	241,941	BARC	11/14/2022	—	(191)
HKD	5,403,127	USD	689,163	BNP	11/14/2022	—	(671)
HKD	555,000	USD	70,797	GSI	11/14/2022	—	(77)
JPY	72,243,380	AUD	774,000	BOA	11/14/2022	—	(8,760)
JPY	158,537,587	AUD	1,683,000	GSI	11/14/2022	—	(9,282)
JPY	111,883,616	CAD	1,068,000	GSI	11/14/2022	—	(30,547)
JPY	464,514,451	EUR	3,283,000	BOA	11/14/2022	—	(119,067)
JPY	232,503,004	EUR	1,655,000	GSI	11/14/2022	—	(71,231)
JPY	92,093,000	NOK	6,647,717	BOA	11/14/2022	—	(19,514)
JPY	88,107,439	NZD	1,035,000	BOA	11/14/2022	—	(8,537)
JPY	29,391,000	SEK	2,203,374	BNP	11/14/2022	—	(1,790)
JPY	37,190,000	SEK	2,868,376	GSI	11/14/2022	—	(9,546)
JPY	642,344,810	USD	4,439,160	BOA	11/14/2022	—	(113,499)
JPY	12,724,790,045	USD	95,046,509	BNP	11/14/2022	—	(9,355,585)
JPY	173,696,172	USD	1,200,908	GSI	11/14/2022	—	(31,208)
NOK	3,944,926	EUR	400,000	BNP	11/14/2022	—	(16,032)
NOK	8,322,324	EUR	808,000	GSI	11/14/2022	1,639	—
NOK	5,550,288	GBP	469,000	BARC	11/14/2022	—	(3,943)
NOK	16,364,407	GBP	1,372,000	GSI	11/14/2022	758	—
NOK	2,017,000	SEK	2,122,925	BNP	11/14/2022	1,666	—
NOK	76,989,392	USD	7,963,000	BNP	11/14/2022	—	(554,611)
NZD	715,325	EUR	411,000	BOA	11/14/2022	9,456	—
NZD	214,000	USD	131,761	GSI	11/14/2022	—	(7,317)
SEK	15,642,090	AUD	2,171,000	BOA	11/14/2022	28,644	—
SEK	8,227,278	CAD	997,000	GSI	11/14/2022	13,850	—
SEK	6,638,147	EUR	620,000	BOA	11/14/2022	—	(11,554)
SEK	5,102,354	GBP	407,000	BARC	11/14/2022	—	(4,422)
SEK	5,477,658	GBP	437,000	GSI	11/14/2022	—	(4,820)
SEK	4,304,113	JPY	57,027,000	BOA	11/14/2022	6,096	—
SEK	16,483,811	NOK	15,354,000	BOA	11/14/2022	16,640	—
SEK	2,865,443	USD	269,000	BOA	11/14/2022	—	(9,276)
SEK	81,345,652	USD	8,131,289	BNP	11/14/2022	—	(758,106)
USD	2,733,393	AUD	4,179,506	BOA	11/14/2022	59,053	—
USD	91,161	AUD	140,511	BARC	11/14/2022	1,252	—
USD	41,899,147	AUD	60,008,912	BNP	11/14/2022	3,501,251	—
USD	1,427,013	AUD	2,160,072	GSI	11/14/2022	44,848	—
USD	9,716,329	CAD	13,079,933	BOA	11/14/2022	114,692	—
USD	55,527,648	CAD	70,914,070	BNP	11/14/2022	3,471,485	—
USD	135,146	CAD	176,000	GSI	11/14/2022	5,949	—
USD	7,136,604	CHF	6,790,483	BOA	11/14/2022	346,484	—
USD	841,790	CHF	814,248	BNP	11/14/2022	27,585	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	7,204,959	CHF	7,027,922	GSI	11/14/2022	$177,413	—
USD	5,214,799	DKK	39,041,967	BOA	11/14/2022	28,118	—
USD	45,135,463	DKK	323,897,216	BNP	11/14/2022	2,106,088	—
USD	2,366,105	DKK	17,163,006	GSI	11/14/2022	86,019	—
USD	23,441,387	EUR	23,758,206	BOA	11/14/2022	—	$(57,651)
USD	356,098	EUR	353,093	BARC	11/14/2022	6,857	—
USD	191,950,404	EUR	185,218,505	BNP	11/14/2022	8,752,371	—
USD	3,965,746	EUR	3,984,480	GSI	11/14/2022	24,731	—
USD	16,314,315	GBP	13,435,354	BOA	11/14/2022	901,599	—
USD	240,804	GBP	206,668	BARC	11/14/2022	3,719	—
USD	151,451	GBP	129,324	BNP	11/14/2022	3,094	—
USD	151,602	HKD	1,189,000	BOA	11/14/2022	94	—
USD	27,411	HKD	215,000	BARC	11/14/2022	15	—
USD	192,725	HKD	1,511,000	BNP	11/14/2022	186	—
USD	1,632,079	HKD	12,785,136	GSI	11/14/2022	2,936	—
USD	10,943,431	JPY	1,566,236,629	BOA	11/14/2022	396,124	—
USD	13,828,776	JPY	1,854,649,465	BNP	11/14/2022	1,339,247	—
USD	2,214,868	JPY	316,718,309	GSI	11/14/2022	82,033	—
USD	27,331,867	NOK	260,071,012	BNP	11/14/2022	2,306,246	—
USD	776,578	NZD	1,327,000	BOA	11/14/2022	4,908	—
USD	20,055,731	NZD	31,779,560	BNP	11/14/2022	1,575,438	—
USD	301,284	NZD	474,000	GSI	11/14/2022	25,646	—
USD	22,869,644	SEK	229,218,067	BNP	11/14/2022	2,093,281	—
						$27,771,431	$(14,243,193)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.39	976,000	USD	$976,000	5.000%	Quarterly	Dec 2027	$35,007	$(33,088)	$1,919
Centrally cleared	CDX.NA.HY.39	977,000	USD	977,000	5.000%	Quarterly	Dec 2027	32,046	(30,125)	1,921
Centrally cleared	CDX.NA.HY.39	837,000	USD	837,000	5.000%	Quarterly	Dec 2027	18,230	(16,584)	1,646
Centrally cleared	CDX.NA.HY.39	837,000	USD	837,000	5.000%	Quarterly	Dec 2027	18,110	(16,464)	1,646
				$3,627,000				$103,393	$(96,261)	$7,132

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.39	5.201%	837,000	USD	$837,000	5.000%	Quarterly	Dec 2027	$(16,405)	$14,759	$(1,646)
					$837,000				$(16,405)	$14,759	$(1,646)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2022, by major security category or type:
	Total value at 10-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$394,398	$394,398	—	—
Canada	4,688,794	4,688,794	—	—
China	9,965,357	1,418,428	$8,546,929	—
Denmark	15,045,362	—	15,045,362	—
France	13,843,723	—	13,843,723	—
Germany	19,075,313	—	19,075,313	—
Hong Kong	2,181,420	—	2,181,420	—
India	1,723,713	1,401,903	321,810	—
Indonesia	1,775,231	—	1,775,231	—
Ireland	15,505,305	15,505,305	—	—
Israel	4,173,612	4,173,612	—	—
12	|

	Total value at 10-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Japan	$11,486,609	—	$11,486,609	—
Mexico	1,162,723	$1,162,723	—	—
Netherlands	684,992	—	684,992	—
Philippines	81,357	—	81,357	—
South Africa	1,679,536	—	1,679,536	—
South Korea	7,047,653	158,690	6,888,963	—
Spain	2,824,842	—	2,824,842	—
Switzerland	8,234,540	1,768,545	6,465,995	—
Taiwan	2,452,531	—	2,452,531	—
Thailand	550,841	—	550,841	—
Turkey	188,918	—	188,918	—
United Kingdom	7,162,183	—	7,162,183	—
United States	325,586,567	325,586,567	—	—
Preferred securities	441,764	441,764	—	—
U.S. Government and Agency obligations	13,749,128	—	13,749,128	—
Corporate bonds	37,117,869	—	37,117,869	—
Total investments in securities	$508,824,281	$356,700,729	$152,123,552	—
Derivatives:
Assets
Futures	$7,914,835	$7,914,835	—	—
Forward foreign currency contracts	27,771,431	—	$27,771,431	—
Swap contracts	7,132	—	7,132	—
Liabilities
Futures	(10,309,004)	(10,309,004)	—	—
Forward foreign currency contracts	(14,243,193)	—	(14,243,193)	—
Swap contracts	(1,646)	—	(1,646)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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